Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Cash Flows From Operating Activities:
Net loss	$ (7,110,180)	$ (5,089,781)	$ (7,026,913)	$ (19,565,426)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	166,324	155,226	197,938	311,590
Amortization of debt discounts and deferred financing costs	417,003	1,148,153	1,368,305	678,915
Stock-based compensation expense to employees, directors and consultants	2,057,236	565,220	881,706	678,119
Estimated fair value of the beneficial conversion feature on related party notes payable	521,056	0
Loss on write-off of patents	98,086	0
Change in fair value of derivative instruments			0	(20,848)
Loss on disposal of property and equipment	37,247	5,773	16,423	16,066
Provision for bad debt	36,006	465	2,713	24,876
Debt conversion expense			0	13,713,767
Changes in operating assets and liabilities:
Accounts receivable, net	(63,092)	107,901	(76,587)	(323,604)
Inventories	(15,274)	(37,255)	(39,977)	9,509
Deposits and other current assets	(479,956)	(45,022)	10,174	(26,588)
Accounts payable and other accrued expenses	350,547	154,249	209,138	(221,929)
Accrued compensation and related expenses	(330,878)	163,348	271,424	236,856
Accrued interest	(20,174)	36,430	57,954	108,038
Net cash used in operating activities	(4,336,049)	(2,835,293)	(4,127,702)	(4,380,659)
Cash Flows From Investing Activities:
Purchases of property and equipment	(713,993)	(67,851)	(70,130)	(138,886)
Net cash used in investing activities	(713,993)	(67,851)	(70,130)	(138,886)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock and warrants in public offering, net of offering costs	5,938,099	0
Proceeds from the issuance of preferred stock, net of offering costs	3,896,678	2,802,854	4,607,571	0
Proceeds from exercise of stock options and warrants	10,881	11,631	92,609	326,890
Proceeds from the issuance of notes payable	0	615,000	915,000	0
Proceeds from issuance of convertible debt			0	4,558,301
Repayment of notes payable	(741,377)	0	(173,623)	0
Repayment of convertible debentures	0	(50,000)	(50,000)	0
Repayment of offering and deferred financing costs			(30,120)	(463,169)
Repayment of related party notes payable	(212,000)	(72,000)	(128,000)	(96,000)
Net cash provided by financing activities	8,892,281	3,307,485	5,233,437	4,326,022
Net change in cash and cash equivalents	3,842,239	404,341	1,035,605	(193,523)
Cash and cash equivalents - beginning of year	1,405,186	369,581	369,581	563,104
Cash and cash equivalents - end of year	5,247,425	773,922	1,405,186	369,581
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest			753	0
Cash paid for income taxes			1,600	1,600
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Offering costs in connection with convertible preferred stock included in accounts payable	0	9,658
Issuance of common stock for accrued board of director compensation	54,813	0
Estimated relative fair value of warrants issued in connection with notes payable	0	312,680	458,937	0
Accretion of convertible preferred stock beneficial conversion feature and relative fair value of warrants issued in connection with the convertible preferred stock units to accumulated deficit	4,474,348	2,961,723	4,864,292	0
Reclassification of shipper inventory to fixed assets	32,074	0
Fair value of common stock issued to consultant for future services included in other current assets	75,075	0
Conversion of convertible debentures payable and accrued interest into convertible preferred stock units	$ 0	$ 1,766,997	1,766,997	0
Deferred financing costs in connection with convertible debt payable included in accounts payable			0	30,120
Estimated relative fair value of warrants issued in connection with convertible bridge notes payable			0	478,229
Estimated relative fair value of warrants issued in connection with related-party convertible notes payable			280,370	0
Conversion of bridge notes payable and accrued interest into common stock units			$ 0	$ 4,127,201